SEGMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SEGMENTS

11.  SEGMENTS

The Company is engaged in the development and commercialization of human plasma and plasma-derived therapeutics. The Company also operates an FDA-licensed source plasma collection facility located in Norcross, GA. The Company defines its segments as those business units whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to analyze performance and allocate resources.

The plasma collection center segment includes the Company’s operation in Georgia. The research and development segment includes the Company’s plasma development operations in New Jersey.

Summarized financial information concerning reportable segments is shown in the following table:

Year ended December 31, 2011	Plasma Collection Center	Research and Development	Other	Consolidated
Revenues	$761,042	$—	$—	$761,042
Loss from operations	(609,676)	(2,581,386)	(1,431,894)	(4,622,956)
Other (income) expense	—	—	1,601,269	1,601,269
Loss before income taxes	$(609,676)	$(2,581,386)	$(3,033,163)	$(6,224,225)
Property plant and equipment, net	$822,265	$28,924	$9,743	$860,932
Depreciation and amortization expense	$197,274	$18,144	$4,134	$219,552

Year ended December 31, 2010
Revenues	$---	$---	$---	$ ----
Loss from operations	(1,876,644)	(2,193,838)	(1,425,951)	(5,496,433)
Other (income) expense	—	—	451,279	451,279
Loss before income taxes	(1,876,644)	(2,193,838)	(1,877,230)	(5,947,712)
Property plant and equipment, net	1,020,214	47,067	13,878	1,081,159
Depreciation and amortization expense	198,130	18,144	3,927	$220,201

The “Other” column includes general and administrative overhead expenses. The column for Research and Development expense includes the loss on sale of research and development inventory.

Property, plant and equipment, net, included in the “Other” column above includes assets related to corporate and support functions.